Note 17 - Income Tax	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 17: INCOME TAX

The total provision for income taxes differs from the amount which would be computed by applying the U.S. income tax rate to loss before income taxes. The reasons for these differences are as follows:

	December 31
	2024	2023
Statutory income tax rate	21.00%	27.60%

Statutory income tax recovery	$(2,197)	$(718)

Increase (decrease) in income taxes
Nondeductible option expenses	-	135
Nondeductible legal costs related to the Merger	260	-
Other non-deductible permanent differences	76	-
Taxable capital gain on sale of investment and equipment	-	-
Difference in foreign tax rates	(20)	30
Impact of the U.S. state tax rate	(349)	-
State income taxes (net of federal benefit)	2	1
Change in valuation allowance	2,230	553
Income tax expense	$2	$1

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances.

The primary components of the deferred tax assets and liabilities are as follows, for the years indicated below:

	December
	2024	2023
	$	$
Deferred tax assets
Non-capital loss carry-forwards from Canada	4	-
Non-capital loss carry-forwards from U.S.	4,149	1,418
Non-capital loss carry-forwards from Israel	15,572	15,449
Stock-based compensation	405	95
Research and development expenses	198	236
Intangible asset	221	-
Reserves and others	152	127
	20,701	17,325
Deferred tax liabilities
Property, plant and equipment	(18)	-

Valuation allowances for deferred tax assets	(20,683)	(17,325)
Net deferred tax assets	-	-

The net deferred tax assets have been offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any unrecognized tax benefits as of December 31, 2024 and 2023.

At December 31, 2024, the Company's Canadian, US, and Israeli non-capital income tax losses, the benefit of which has not been recognized on the consolidated financial statements, expire as follows:

	Canada	US (Federal)	US (State - California)	Israel
2034	$-	$-	$-	$-
2035	-	-	-	-
2036	-	-	-	-
2037	-	-	-	-
2038	-	-	-	-
2039	-	-	-	-
2040	-	-	-	-
2041	-	-	-	-
2042	2	-	-	-
2043	-	-	1,278	-
2044	15	-	4,803	-
Indefinite	-	17,733	-	67,706
	$17	$17,733	$6,081	$67,706

The above losses are subject to limitation under IRC section 382 as a result of the ownership change on August 12, 2024. A preliminary estimate, based on the Company's valuation as of the date of the ownership change and utilizing the long-term tax-exempt rate, indicates an approximate annual Section 382 limitation of $1,870. It is important to note that this limitation may be subject to certain favourable adjustments available to annual limitation calculation.

Included within the above presentation, the Company reduced its pre-change net operating loss carryforwards of $5,411 related to subsidiary Elminda 2022 Inc. Due to the ownership change and the determination that Elminda 2022 Inc. had no realizable value, these carryforwards are deemed to be fully limited under Section 382.

At December 31, 2024 and 2023, the Company had a cumulative carry-forward pool of Israeli research and development expenditures in the amount of $862 and $889, respectively, which will be amortized within the next two years.

The 2021 through 2024 U.S. state tax returns are subject to examination by state tax authorities.

In Canada, the taxation years of 2021-2024 remain open to assessment by the Canadian tax authority, which the tax authority can reassess within four years of the date it sent the original notice of assessment for the tax year given the Company is not a Canadian-controlled private corporation.

In Israel, the taxation years of 2021-2024 remain open to assessment by the Israeli tax authority, which the tax authority can reassess within four years from the end of the tax year in which the tax return is filed.